LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Leases [Abstract]
Schedule of lease liabilities
Lease liabilities can be specified as follows:

Amounts in $ ‘000	2024	2023
Balance at January 1	33,123	33,308
Additions	2,425	1,295
Remeasurement	338	1,865
Interest expense accrued	1,141	1,193
Payments of lease liabilities	(5,149)	(5,126)
Disposals of lease liabilities	(309)	(319)
Currency translation	(1,655)	907
Balance at December 31	29,914	33,123
- Current portion	2,946	3,616
- Non-current portion	26,968	29,507

Schedule of future minimum lease liabilities
Future minimum lease payments as at December 31, 2024 and 2023 are as follows:

	2024		2023
Amounts in $ ‘000	Minimum payments	Present value of payments	Minimum payments	Present value of payments
Within one year	4,730	4,650	5,071	4,995
After one year but not more than five years	15,267	13,764	16,024	14,369
More than five years	15,322	11,500	18,996	14,104
Balance at December 31	35,319	29,914	40,091	33,468
Maturity profile of financial liabilities:

Amounts in $ ’000	2025	2026	2027	2028	2029 and onwards	Total	Prior year total
Trade and other payables	66,611	—	—	—	—	66,611	72,528
Lease Liabilities	4,730	4,688	4,257	3,738	17,906	35,319	40,091
Convertible Bonds	4,658	4,658	4,658	4,658	110,486	129,118	143,714
Total	75,999	9,346	8,915	8,396	128,392	231,048	256,333
The following table sets out an analysis for each of the period presented of the net position of the convertible bond, cash and cash equivalents and marketable securities, showing the remaining undiscounted contractual amounts due including nominal interest.

Amounts in $ ‘000	2024	2023
Cash and cash equivalents	54,944	61,741
Restricted cash	1,505	1,528
Marketable securities	112,949	151,683
Convertible bond - current	(4,245)	(1,824)
Convertible bond - non-current	(78,154)	(136,598)
Net cash (debt)	86,999	76,530

Cash and cash equivalents	54,944	61,741
Restricted cash	1,505	1,528
Marketable securities	112,949	151,683
Gross debt - fixed interest rates	(82,399)	(138,422)
Gross debt - variable interest rates	—	—
Net cash (debt)	86,999	76,530